Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 96.69%
Communication services: 2.78%
Diversified telecommunication services: 0.48%
Echostar Corporation †	2,667	$ 70,275
Ooma Incorporated †	2,587	52,878
		123,153
Interactive media & services: 0.76%
J2 Global Incorporated	893	98,998
Liberty TripAdvisor Holdings Incorporated Class A †	15,563	33,772
QuinStreet Incorporated †	3,469	63,101
		195,871
Media: 1.40%
Entravision Communications Corporation Class A	18,352	124,427
Gray Television Incorporated	4,551	91,748
Magnite Incorporated †	1,432	25,060
Nexstar Media Group Incorporated Class A	800	120,784
		362,019
Wireless telecommunication services: 0.14%
Gogo Incorporated †«	2,604	35,232
Consumer discretionary: 10.67%
Auto components: 1.00%
Dana Incorporated	4,800	109,536
Gentherm Incorporated †	435	37,802
Standard Motor Products Incorporated	1,063	55,691
The Goodyear Tire & Rubber Company †	2,507	53,449
		256,478
Diversified consumer services: 0.72%
Perdoceo Education Corporation †	5,138	60,423
Stride Incorporated †	1,815	60,494
Vivint Smart Home Incorporated †	6,722	65,741
		186,658
Hotels, restaurants & leisure: 2.39%
Bloomin' Brands Incorporated †	7,803	163,707
Boyd Gaming Corporation †	973	63,800
Brinker International Incorporated †	1,205	44,091
International Game Technology plc	4,949	143,076
Marriott Vacations Worldwide Corporation	581	98,177
Penn National Gaming Incorporated †	1,190	61,702
Wingstop Incorporated	233	40,262
		614,815
Household durables: 2.79%
Beazer Homes Incorporated †	2,255	52,361
Helen of Troy Limited †	362	88,498
Installed Building Products	384	53,652
KB Home Incorporated	1,458	65,216
M/I Homes Incorporated †	1,257	78,160
Meritage Corporation †	801	97,770
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Household durables (continued)
Sonos Incorporated †	873	$ 26,015
Taylor Morrison Home Corporation †	3,624	126,695
TopBuild Corporation †	318	87,739
Universal Electronics Incorporated †	1,049	42,747
		718,853
Internet & direct marketing retail: 0.51%
1-800-Flowers.com Incorporated Class A †	1,830	42,767
Overstock.com Incorporated †	1,194	70,458
Stitch Fix Incorporated Class A †	993	18,788
		132,013
Multiline retail: 0.39%
Big Lots Stores Incorporated	2,225	100,236
Specialty retail: 2.16%
American Eagle Outfitters Incorporated	1,844	46,690
Asbury Automotive Group Incorporated †	719	124,193
Bed Bath & Beyond Incorporated †	2,014	29,364
Big 5 Sporting Goods Corporation «	2,648	50,338
Hibbett Sports Incorporated	1,606	115,520
ODP Corporation †	1,316	51,692
Zumiez Incorporated †	2,903	139,315
		557,112
Textiles, apparel & luxury goods: 0.71%
Deckers Outdoor Corporation †	299	109,527
Steven Madden Limited	1,575	73,190
		182,717
Consumer staples: 3.71%
Beverages: 0.13%
National Beverage Corporation	759	34,405
Food & staples retailing: 1.36%
BJ's Wholesale Club Holdings Incorporated †	2,186	146,396
Performance Food Group Company †	1,365	62,640
The Andersons Incorporated	2,006	77,652
United Natural Foods Incorporated †	1,289	63,264
		349,952
Food products: 0.95%
Fresh Del Monte Produce Incorporated	1,426	39,358
John B. Sanfilippo & Son Incorporated	460	41,474
Sanderson Farms Incorporated	403	77,005
The Simply Good Foods Company †	2,122	88,212
		246,049
Personal products: 1.27%
Medifast Incorporated	645	135,082
Natures Sunshine Products Incorporated	2,884	53,354
USANA Health Sciences Incorporated †	1,359	137,531
		325,967
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Energy: 3.96%
Energy equipment & services: 0.70%
Nabors Industries Limited †	491	$ 39,815
Nextier Oilfield Solutions Incorporated †	11,394	40,449
Oceaneering International Incorporated †	8,794	99,460
		179,724
Oil, gas & consumable fuels: 3.26%
Civitas Resources Incorporated	2,992	146,518
Magnolia Oil & Gas Corporation	9,779	184,530
Matador Resources Company	1,237	45,670
PDC Energy Incorporated	2,154	105,072
Peabody Energy Corporation †	3,836	38,629
Penn Virginia Corporation †	4,477	120,521
Renewable Energy Group Incorporated †	1,326	56,275
SM Energy Company	3,325	98,021
World Fuel Services Corporation	1,688	44,681
		839,917
Financials: 15.10%
Banks: 8.27%
BankUnited Incorporated	2,879	121,810
Brookline Bancorp Incorporated	5,156	83,476
CNB Financial Corporation	2,065	54,723
Customers Bancorp Incorporated †	1,954	127,733
Enterprise Financial Service	1,171	55,142
Financial Institutions Incorporated	2,370	75,366
First Bancorp of North Carolina	2,040	93,269
First Bancorp of Puerto Rico	11,014	151,773
First Bank	2,910	42,224
First Foundation Incorporated	2,682	66,675
First Interstate BancSystem Class A	1,866	75,890
First Merchants Corporation	1,743	73,014
Great Southern Bancorp Incorporated	1,353	80,165
Hancock Holding Company	1,788	89,436
Hanmi Financial Corporation	2,682	63,510
Hilltop Holdings Incorporated	3,025	106,299
Investors Bancorp Incorporated	4,279	64,827
NBT Bancorp Incorporated	2,799	107,817
OFG Bancorp	4,502	119,573
Preferred Bank	1,569	112,639
Sterling Bancorp	2,576	66,435
The Bancorp Incorporated †	4,057	102,683
TriCo Bancshares	2,275	97,734
Westamerica Bancorporation	1,698	98,026
		2,130,239
Capital markets: 1.72%
Artisan Partners Asset Management Incorporated Class A	1,584	75,462
Cowen Incorporated Class A	1,685	60,829
Evercore Partners Incorporated Class A	888	120,635
PJT Partners Incorporated Class A	731	54,160
Stifel Financial Corporation	1,864	131,263
		442,349
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Consumer finance: 1.74%
Atlanticus Holdings Corporation †	1,467	$ 104,626
Enova International Incorporated †	2,815	115,302
Green Dot Corporation Class A †	2,158	78,206
PROG Holdings Incorporated †	2,097	94,596
World Acceptance Corporation †	224	54,976
		447,706
Insurance: 1.89%
American Equity Investment Life Holding Company	2,204	85,780
CNO Financial Group Incorporated	6,194	147,665
Genworth Financial Incorporated Class A †	18,545	75,107
Selective Insurance Group Incorporated	805	65,962
Stewart Information Services Corporation	1,418	113,057
		487,571
Thrifts & mortgage finance: 1.48%
Essent Group Limited	2,209	100,576
MGIC Investment Corporation	5,165	74,479
PennyMac Financial Services Incorporated	1,074	74,944
Radian Group Incorporated	2,790	58,953
Walker & Dunlop Incorporated	474	71,517
		380,469
Health care: 17.80%
Biotechnology: 7.56%
Aduro Biotech Incorporated ♦	4,415	0
Amicus Therapeutics Incorporated †	4,615	53,303
Arena Pharmaceuticals Incorporated †	1,104	102,606
Arrowhead Pharmaceuticals Incorporated †	885	58,676
Atara Biotherapeutics Incorporated †	5,370	84,631
Biocryst Pharmaceuticals Incorporated †	5,736	79,444
Blueprint Medicines Corporation †	653	69,943
Cabaletta Bio Incorporated †	6,141	23,274
Chinook Therapeutics Incorporated †	3,395	55,372
Cytokinetics Incorporated †	2,149	97,951
Fate Therapeutics Incorporated †	767	44,877
Forma Therapeutics Holdings †	3,581	50,922
Gossamer Bio Incorporated †	4,156	47,004
Halozyme Therapeutics Incorporated †	3,246	130,522
Heron Therapeutics Incorporated †	2,597	23,711
Horizon Therapeutics plc †	654	70,475
Intellia Therapeutics Incorporated †	858	101,450
Jounce Therapeutics Incorporated †	4,536	37,876
Kezar Life Sciences Incorporated †	5,284	88,348
Kiniksa Pharmaceuticals Limited Class A †	6,296	74,104
Kodiak Sciences Incorporated †	656	55,616
Kymera Therapeutics Incorporated †	988	62,728
Ligand Pharmaceuticals Incorporated †	336	51,899
Mei Pharma Incorporated †	22,283	59,496
Organogenesis Holdings Incorporated Class A †	4,297	39,704
Pfenex Incorporated ♦	5,162	0
Protagonist Therapeutics Incorporated †	1,827	62,483
Prothema Corporation plc †	1,544	76,274
Rigel Pharmaceuticals Incorporated †	15,713	41,639
Sangamo Therapeutics Incorporated †	4,363	32,723
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Selecta Biosciences Incorporated †	14,912	$ 48,613
Ultragenyx Pharmaceutical Incorporated †	703	59,115
Vanda Pharmaceuticals Incorporated †	4,050	63,545
		1,948,324
Health care equipment & supplies: 2.90%
Accuray Incorporated †	14,684	70,043
Apyx Medical Corporation †	4,572	58,613
Globus Medical Incorporated Class A †	1,491	107,650
Lantheus Holdings Incorporated †	2,204	63,674
Ortho Clinical Diagnostics Holdings plc †	3,467	74,159
Outset Medical Incorporated †	1,093	50,376
Seaspine Holdings Corporation †	4,312	58,729
STAAR Surgical Company †	894	81,622
Surmodics Incorporated †	1,982	95,433
ViewRay Incorporated †	8,223	45,309
Zynex Incorporated «	4,095	40,827
		746,435
Health care providers & services: 3.89%
AMN Healthcare Services Incorporated †	1,021	124,902
Apollo Medical Holdings Incorporated †«	729	53,567
Centene Corporation †	957	78,857
Modivcare Incorporated †	615	91,198
Option Care Health Incorporated †	4,378	124,510
Owens & Minor Incorporated	2,083	90,611
Select Medical Holdings Corporation	3,178	93,433
Tenet Healthcare Corporation †	2,687	219,501
The Ensign Group Incorporated	1,482	124,429
		1,001,008
Health care technology: 0.63%
NextGen Healthcare Incorporated †	2,518	44,795
Omnicell Incorporated †	652	117,647
		162,442
Life sciences tools & services: 0.39%
Repligen Corporation †	260	68,858
Seer Incorporated †	1,382	31,523
		100,381
Pharmaceuticals: 2.43%
Amneal Pharmaceuticals Incorporated †	20,165	96,590
Catalent Incorporated †	756	96,791
Intra-Cellular Therapies Incorporated †	2,177	113,944
Pacira Pharmaceuticals Incorporated †	1,042	62,697
Prestige Consumer Healthcare Incorporated †	2,032	123,241
Supernus Pharmaceuticals Incorporated †	1,866	54,413
Tarsus Pharmaceuticals Incorporated †	3,432	77,220
		624,896
Industrials: 15.03%
Aerospace & defense: 0.30%
Moog Incorporated Class A	952	77,083
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  5

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Air freight & logistics: 0.39%
Atlas Air Worldwide Holdings Incorporated †	1,075	$ 101,179
Building products: 1.20%
Builders FirstSource Incorporated †	2,475	212,132
Simpson Manufacturing Company Incorporated	701	97,488
		309,620
Commercial services & supplies: 0.61%
Ennis Incorporated	2,376	46,403
Tetra Tech Incorporated	647	109,861
		156,264
Construction & engineering: 2.10%
Comfort Systems Incorporated	962	95,180
EMCOR Group Incorporated	1,476	188,028
MasTec Incorporated †	976	90,065
MYR Group Incorporated †	1,152	127,354
Primoris Services Corporation	1,631	39,111
		539,738
Electrical equipment: 1.82%
Atkore International Incorporated †	1,746	194,138
Bloom Energy Corporation Class A †	780	17,105
Encore Wire Corporation	1,190	170,289
Fuelcell Energy Incorporated †	1,807	9,396
Generac Holdings Incorporated †	138	48,565
Plug Power Incorporated †	1,006	28,399
		467,892
Machinery: 3.02%
Alamo Group Incorporated	474	69,763
Hillenbrand Incorporated	3,528	183,421
Meritor Incorporated †	3,940	97,633
Mueller Industries Incorporated	3,296	195,651
Nikola Corporation †	808	7,975
Watts Water Technologies Incorporated	659	127,958
Welbilt Incorporated †	4,043	96,102
		778,503
Professional services: 1.87%
CACI International Incorporated Class A †	226	60,841
CBIZ Incorporated †	1,678	65,643
Insperity Incorporated	659	77,834
Kelly Services Incorporated Class A	5,188	87,003
Science Applications International Corporation	613	51,241
TriNet Group Incorporated †	1,442	137,365
		479,927
Road & rail: 0.94%
Arcbest Corporation	1,844	221,003
Universal Truckload Services	1,157	21,821
		242,824
Trading companies & distributors: 2.78%
Applied Industrial Technologies Incorporated	1,238	127,143
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
Boise Cascade Company	1,927	$ 137,202
GMS Incorporated †	1,091	65,580
Rush Enterprises Incorporated Class A	2,973	165,418
Titan Machinery Incorporated †	3,795	127,854
WESCO International Incorporated †	710	93,429
		716,626
Information technology: 13.91%
Communications equipment: 0.55%
Ciena Corporation †	1,251	96,289
Emcore Corporation †	6,529	45,572
		141,861
Electronic equipment, instruments & components: 2.04%
Advanced Energy Industries Incorporated	708	64,470
Fabrinet †	638	75,584
Insight Enterprises Incorporated †	1,226	130,692
Plexus Corporation †	629	60,315
Sanmina Corporation †	2,907	120,524
SYNNEX Corporation	636	72,733
		524,318
IT services: 3.30%
BM Technologies Incorporated †	471	4,338
EPAM Systems Incorporated †	162	108,289
Evertec Incorporated	3,049	152,389
ExlService Holdings Incorporated †	614	88,889
GreenBox POS †	5,118	21,496
Hackett Group Incorporated	3,715	76,269
International Money Express Incorporated †	6,350	101,346
Maximus Incorporated	799	63,656
Perficient Incorporated †	853	110,284
TTEC Holdings Incorporated	1,363	123,420
		850,376
Semiconductors & semiconductor equipment: 3.07%
Diodes Incorporated †	1,381	151,648
Enphase Energy Incorporated †	309	56,528
FormFactor Incorporated †	1,260	57,607
Ichor Holdings Limited †	2,662	122,532
MKS Instruments Incorporated	320	55,734
Smart Global Holdings Incorporated †	2,466	175,061
SunPower Corporation †	816	17,030
Ultra Clean Holdings Incorporated †	2,688	154,184
		790,324
Software: 4.95%
A10 Networks Incorporated	7,516	124,615
Arlo Technologies Incorporated †	8,635	90,581
Digital Turbine Incorporated †	763	46,535
InterDigital Incorporated	1,393	99,781
Mimecast Limited †	2,555	203,301
Rimini Street Incorporated †	17,143	102,344
Riot Blockchain Incorporated †	2,643	59,018
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  7

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Software (continued)
SailPoint Technologies Holdings Incorporated †	755	$ 36,497
SPS Commerce Incorporated †	1,420	202,137
Tenable Holdings Incorporated †	998	54,960
Upland Software Incorporated †	2,503	44,904
Verint Systems Incorporated	1,186	62,277
Veritone Incorporated †	854	19,198
Workiva Incorporated †	419	54,675
Xperi Holding Corporation	3,916	74,052
		1,274,875
Materials: 4.15%
Chemicals: 1.76%
Advansix Incorporated	3,719	175,723
Futurefuel Corporation	1,432	10,940
Kooper Holdings Incorporated †	1,530	47,889
Minerals Technologies Incorporated	1,352	98,899
Tronox Holdings plc Class A	5,050	121,352
		454,803
Containers & packaging: 1.03%
Berry Global Group Incorporated †	899	66,328
Greif Incorporated Class A	1,752	105,768
Myers Industries Incorporated	4,607	92,186
		264,282
Metals & mining: 1.36%
Arconic Corporation †	1,828	60,342
Cleveland-Cliffs Incorporated †	3,240	70,535
Commercial Metals Company	2,185	79,294
Schnitzer Steel Industries Incorporated Class A	1,095	56,852
Suncoke Energy Incorporated	12,477	82,223
		349,246
Real estate: 7.53%
Equity REITs: 6.80%
Armada Hoffler Properties Incorporated	4,447	67,683
Ashford Hospitality Trust Incorporated †	1,114	10,694
Braemar Hotels & Resorts Incorporated REIT †	16,901	86,195
CareTrust REIT Incorporated	2,859	65,271
Catchmark Timber Trust Incorporated Class A	5,717	49,795
CorePoint Lodging Incorporated †	6,305	98,989
Diversified Healthcare Trust	26,376	81,502
Easterly Government Properties Incorporated	3,129	71,717
First Industrial Realty Trust Incorporated	2,131	141,072
Getty Realty Corporation	1,277	40,979
Global Medical REIT Incorporated	5,922	105,116
Global Net Lease Incorporated	7,380	112,766
iStar Financial Incorporated «	4,676	120,781
National Health Investors Incorporated	646	37,126
National Storage Affiliates Trust	652	45,118
NexPoint Residential Trust Incorporated	2,306	193,312
Piedmont Office Realty Trust Incorporated Class A	5,197	95,521
STAG Industrial Incorporated	2,858	137,070
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Uniti Group Incorporated	4,305	$ 60,313
Urban Edge Properties	6,812	129,428
		1,750,448
Real estate management & development: 0.73%
Newmark Group Incorporated Class A	10,061	188,141
Utilities: 2.05%
Electric utilities: 0.95%
IDACORP Incorporated	508	57,561
Otter Tail Corporation	1,091	77,919
Portland General Electric Company	2,080	110,074
		245,554
Gas utilities: 0.13%
Southwest Gas Holdings Incorporated	466	32,643
Independent power & renewable electricity producers: 0.47%
Brookfield Renewable Corporation Class A	876	32,263
Clearway Energy Incorporated Class A	2,636	88,253
		120,516
Multi-utilities: 0.50%
Black Hills Corporation	686	48,411
Northwestern Corporation	1,409	80,538
		128,949
Total Common stocks (Cost $17,837,978)		24,898,983

		Yield
Short-term investments: 3.84%
Investment companies: 3.84%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	714,321	714,321
Securities Lending Cash Investments LLC ♠∩∞		0.07	274,950	274,950
Total Short-term investments (Cost $989,271)				989,271
Total investments in securities (Cost $18,827,249)	100.53%			25,888,254
Other assets and liabilities, net	(0.53)			(136,652)
Total net assets	100.00%			$25,751,602

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,082,139	$4,115,072	$(4,482,890)	$0	$0	$714,321	714,321	$122
Securities Lending Cash Investments LLC	121,125	2,759,475	(2,605,650)	0	0	274,950	274,950	54#
				$0	$0	$989,271		$176

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	6	3-18-2022	$667,240	$672,840	$5,600	$0
See accompanying notes to portfolio of investments

10  |  Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and,

Allspring Disciplined Small Cap Fund  |  11

Notes to portfolio of investments—December 31, 2021 (unaudited)

if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$716,275	$0	$0	$716,275
Consumer discretionary	2,748,882	0	0	2,748,882
Consumer staples	956,373	0	0	956,373
Energy	1,019,641	0	0	1,019,641
Financials	3,888,334	0	0	3,888,334
Health care	4,583,486	0	0	4,583,486
Industrials	3,869,656	0	0	3,869,656
Information technology	3,581,754	0	0	3,581,754
Materials	1,068,331	0	0	1,068,331
Real estate	1,938,589	0	0	1,938,589
Utilities	527,662	0	0	527,662
Short-term investments
Investment companies	989,271	0	0	989,271
	25,888,254	0	0	25,888,254
Futures contracts	5,600	0	0	5,600
Total assets	$25,893,854	$0	$0	$25,893,854
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2021, $84,158 was segregated as cash collateral for open futures contracts.
For the nine months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

12  |  Allspring Disciplined Small Cap Fund